Principal Accounting Policies (Details) (USD $)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Value added tax rate assessed by foreign authority (in hundredths)	16.00%
Foreign currency transaction loss	$ 649,243
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	30.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	20.00%
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	20.00%
Exploration equipment [Member]
Property, Plant and Equipment [Line Items]
Percentage of annual amortization rate on declining balance (in hundredths)	20.00%